Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Operating loss	$ (24,722)	$ (27,327)	$ (37,900)
Depreciation	3,134	2,365	1,740
Amortization of intangible assets	4,905	4,494	3,169
Impairment			44
Share-based compensation	1,725	665	867
Other non-cash transactions	286	421	(473)
Cash used in operations before working capital changes	(14,672)	(19,382)	(32,553)
Increase in inventories	(1,090)	(452)	(416)
Increase in receivables	(3,226)	(1,683)	(5,122)
Increase in payables	458	20	3,973
Net cash outflow from operating activities	(18,530)	(21,497)	(34,118)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(1,188)	(2,747)	(2,789)
Acquisition and generation of intangible assets	(971)	(2,272)	(1,374)
Acquisition of Genomic Prostate Score Business			(25,000)
Noviogendix milestone payment	(555)
Interests received	1,078	1,088	125
Net cash outflow from investing activities	(1,636)	(3,931)	(29,038)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares, net of transaction costs	40,739	39,599
Proceeds from loan obligation	53,011		34,291
Repayment of loan obligation and debt extinguishment costs	(39,540)	(1,659)	(10,805)
Amendment fee related to OrbiMed Agreement	(550)
Amendment fee related to GPS Asset Purchase Agreement		(250)
Payment of lease liability	(1,883)	(1,610)	(1,358)
Payment of interest	(6,702)	(3,610)	(1,412)
Other financial expenses	(477)	(190)
Net cash inflow from financing activities	44,598	32,280	20,716
Net increase (+) / decrease (-) in cash and cash equivalents	24,432	6,852	(42,440)
Cash and cash equivalents at beginning of the financial year	22,380	15,503	58,498
Effect on exchange rate changes	(14)	25	(555)
Cash and cash equivalents at end of the financial year	$ 46,798	$ 22,380	$ 15,503